UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.0%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)	27,857	$3,356,211
United Technologies Corp.(1)	25,558	2,687,424

		$6,043,635

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	98,592	$6,651,016

		$6,651,016

Automobiles — 1.1%
Honda Motor Co., Ltd.(1)	43,438	$1,512,123
Toyota Motor Corp.(1)	43,373	2,560,742

		$4,072,865

Banks — 14.4%
Banco Bilbao Vizcaya Argentaria SA	201,330	$2,474,888
Bank of America Corp.	266,470	4,063,668
BNP Paribas SA	25,000	1,658,836
Citigroup, Inc.(1)	99,000	4,842,090
Intesa Sanpaolo SpA	948,018	2,815,255
JPMorgan Chase & Co.(1)	118,315	6,823,226
Lloyds Banking Group PLC(2)	1,562,795	1,948,296
Mitsubishi UFJ Financial Group, Inc.	363,308	2,142,536
Mizuho Financial Group, Inc.	691,050	1,341,654
Natixis	660,000	4,264,812
PNC Financial Services Group, Inc. (The)(1)	103,443	8,540,254
Regions Financial Corp.	217,725	2,207,732
Skandinaviska Enskilda Banken AB, Class A	296,072	3,963,506
Societe Generale	46,189	2,318,801
SunTrust Banks, Inc.	49,542	1,885,073
Unione di Banche Italiane ScpA	344,964	2,840,058
Westpac Banking Corp.	35,730	1,136,215

		$55,266,900

Beverages — 2.4%
Anheuser-Busch InBev NV(1)	49,388	$5,330,580
Constellation Brands, Inc., Class A(2)	23,783	1,980,173
Diageo PLC	64,000	1,922,069

		$9,232,822

Biotechnology — 1.1%
Biogen Idec, Inc.(2)	3,556	$1,189,091
Celgene Corp.(2)	21,112	1,839,911
Gilead Sciences, Inc.(2)	13,495	1,235,467

		$4,264,469

Capital Markets — 0.7%
Charles Schwab Corp. (The)	45,207	$1,254,494
UBS AG	75,635	1,299,525

		$2,554,019

Chemicals — 4.3%
Arkema SA	10,589	$981,793
BASF SE	10,506	1,087,307
E.I. du Pont de Nemours & Co.	20,200	1,299,062

Security	Shares	Value
LyondellBasell Industries NV, Class A(1)	66,865	$7,104,406
Monsanto Co.	17,622	1,992,872
PPG Industries, Inc.(1)	20,849	4,135,608

		$16,601,048

Commercial Services & Supplies — 0.5%
Brambles, Ltd.	239,311	$2,071,740

		$2,071,740

Communications Equipment — 2.0%
QUALCOMM, Inc.(1)	25,693	$1,893,574
Telefonaktiebolaget LM Ericsson, Class B(1)	458,457	5,708,650

		$7,602,224

Construction & Engineering — 0.5%
Vinci SA	27,155	$1,874,045

		$1,874,045

Consumer Finance — 2.5%
American Express Co.	22,362	$1,967,856
Discover Financial Services(1)	123,066	7,514,410

		$9,482,266

Containers & Packaging — 0.4%
Amcor, Ltd.	178,411	$1,707,622

		$1,707,622

Diversified Telecommunication Services — 2.7%
Deutsche Telekom AG	114,969	$1,865,676
Nippon Telegraph & Telephone Corp.	33,733	2,240,015
Verizon Communications, Inc.	123,012	6,202,265

		$10,307,956

Electric Utilities — 0.9%
NextEra Energy, Inc.	35,000	$3,286,150

		$3,286,150

Electrical Equipment — 2.1%
Emerson Electric Co.	60,620	$3,858,463
Mitsubishi Electric Corp.	115,570	1,525,701
Rockwell Automation, Inc.	23,655	2,641,318

		$8,025,482

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	199,749	$3,925,068

		$3,925,068

Energy Equipment & Services — 0.6%
FMC Technologies, Inc.(2)	38,000	$2,310,400

		$2,310,400

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	33,000	$3,878,820

		$3,878,820

Food Products — 2.4%
Hershey Co. (The)	61,000	$5,377,150
Mondelez International, Inc., Class A(1)	111,150	4,001,400

		$9,378,550

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	50,520	$2,127,902
Covidien PLC	39,962	3,457,113
Medtronic, Inc.	35,000	2,160,900

		$7,745,915

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
Accor SA	23,766	$1,150,930
Compass Group PLC	128,386	2,091,991

		$3,242,921

Household Durables — 0.4%
Mohawk Industries, Inc.(2)	13,684	$1,707,353

		$1,707,353

Household Products — 1.3%
Reckitt Benckiser Group PLC	26,000	$2,295,213
Svenska Cellulosa AB SCA, Class B	102,719	2,529,561

		$4,824,774

Industrial Conglomerates — 2.5%
Danaher Corp.	45,540	$3,364,495
Koninklijke Philips NV	80,040	2,466,878
Siemens AG	30,000	3,704,884

		$9,536,257

Insurance — 4.4%
ACE, Ltd.	17,800	$1,781,780
Aflac, Inc.(1)	58,610	3,501,361
Allianz SE	11,505	1,915,422
AXA SA(1)	157,110	3,609,548
MetLife, Inc.	57,590	3,029,234
Prudential PLC	138,047	3,172,852

		$17,010,197

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)(2)	12,959	$4,056,037

		$4,056,037

Internet Software & Services — 1.4%
Facebook, Inc., Class A(1)(2)	20,973	$1,523,689
Google, Inc., Class C(2)	6,887	3,936,609

		$5,460,298

IT Services — 1.0%
Fiserv, Inc.(2)	26,000	$1,603,420
Visa, Inc., Class A	10,000	2,110,100

		$3,713,520

Machinery — 1.7%
Caterpillar, Inc.	64,000	$6,448,000

		$6,448,000

Media — 3.4%
Comcast Corp., Class A	59,772	$3,211,550
Live Nation Entertainment, Inc.(2)	67,005	1,555,186
Walt Disney Co. (The)(1)	48,891	4,198,759
WPP PLC(1)	202,110	4,023,312

		$12,988,807

Metals & Mining — 0.9%
Freeport-McMoRan, Inc.(1)	88,986	$3,312,059

		$3,312,059

Multi-Utilities — 2.0%
National Grid PLC(1)	283,549	$4,038,653
Sempra Energy(1)	34,680	3,457,943

		$7,496,596

Multiline Retail — 1.0%
Dollar General Corp.(2)	35,576	$1,964,863
Macy’s, Inc.	35,780	2,067,726

		$4,032,589

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.6%
Chevron Corp.(1)	54,763	$7,077,570
Devon Energy Corp.	77,845	5,877,297
Exxon Mobil Corp.	32,323	3,198,038
Occidental Petroleum Corp.(1)	73,332	7,165,270
Phillips 66(1)	57,860	4,693,025
Range Resources Corp.	13,095	989,851
Statoil ASA	95,550	2,730,300
Total SA	80,000	5,159,574

		$36,890,925

Paper & Forest Products — 0.5%
International Paper Co.	40,030	$1,901,425

		$1,901,425

Pharmaceuticals — 10.6%
Astellas Pharma, Inc.	221,700	$3,006,385
AstraZeneca PLC(1)	41,594	3,037,045
Bayer AG	13,262	1,749,344
Chugai Pharmaceutical Co., Ltd.	116,282	3,870,202
Johnson & Johnson	20,547	2,056,549
Merck & Co., Inc.	67,885	3,851,795
Novartis AG	39,538	3,439,750
Roche Holding AG PC(1)	22,609	6,561,258
Sanofi(1)	63,177	6,633,005
Shire PLC ADR	18,935	4,667,478
Takeda Pharmaceutical Co., Ltd.	39,302	1,792,661

		$40,665,472

Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc.(1)	22,220	$3,290,337
Goodman Group	423,436	2,075,875

		$5,366,212

Semiconductors & Semiconductor Equipment — 0.3%
NXP Semiconductors NV(2)	20,879	$1,301,806

		$1,301,806

Software — 1.2%
Microsoft Corp.(1)	103,429	$4,463,996

		$4,463,996

Specialty Retail — 2.7%
AutoNation, Inc.(2)	29,952	$1,597,041
Home Depot, Inc. (The)(1)	48,164	3,894,059
Industria de Diseno Textil SA(1)	90,300	2,637,931
Kingfisher PLC(1)	436,413	2,204,268

		$10,333,299

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.(1)	84,000	$8,027,880
Lenovo Group, Ltd.	932,398	1,274,257

		$9,302,137

Textiles, Apparel & Luxury Goods — 1.9%
Adidas AG(1)	26,000	$2,058,797
Compagnie Financiere Richemont SA, Class A	18,377	1,743,834
NIKE, Inc., Class B	21,262	1,639,938
Pandora A/S	29,953	2,049,712

		$7,492,281

Security	Shares	Value
Tobacco — 2.6%
Altria Group, Inc.	50,000	$2,030,000
British American Tobacco PLC	95,793	5,611,781
Japan Tobacco, Inc.	61,309	2,156,085

		$9,797,866

Total Common Stocks (identified cost $326,220,229)		$387,627,839

Preferred Stocks — 21.8%

Security	Shares	Value
Banks — 10.4%
AgriBank FCB, 6.875% to 1/1/24(3)	16,581	$1,752,405
Banco Santander SA, 5.95% to 1/30/19(3)(4)	230	244,420
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	815	773,321
Barclays Bank PLC, 8.25% to 12/15/18(3)	2,000	2,151,500
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	72,917	1,964,566
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	16,600	1,725,363
Deutsche Bank Contingent Capital Trust III, 7.60%	35,564	977,299
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	2,500	263,047
Farm Credit Bank of Texas, Series 1, 10.00%	1,551	1,895,128
First Tennessee Bank, 3.75% (4)(5)	840	621,469
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	818	1,234,168
JPMorgan Chase & Co., Series O, 5.50%	40,767	920,111
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	1,000	962,197
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	817	833,612
KeyCorp, Series A, 7.75%	17,976	2,386,314
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	1,878	2,099,499
Regions Financial Corp., Series A, 6.375%	82,477	2,042,955
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	315	384,585
Royal Bank of Scotland Group PLC, Series S, 6.60%	19,614	481,131
Societe Generale, 7.875% to 12/18/23(3)(4)	2,274	2,401,131
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	23.37	2,673,149
SunTrust Banks, Inc., Series E, 5.875%	58,779	1,397,324
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	9,029	252,530
Texas Capital Bancshares, Inc., 6.50%	47,865	1,170,299
Texas Capital Bancshares, Inc., Series A, 6.50%	8,300	204,595
Webster Financial Corp., Series E, 6.40%	50,650	1,252,195
Wells Fargo & Co., Series L, 7.50%	1,672	2,023,120
Wells Fargo & Co., Series T, 6.00%	45,030	1,107,963
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	61,620	1,583,788
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	1,277	1,240,173
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	735	809,996

		$39,829,353

Capital Markets — 1.2%
Affiliated Managers Group, Inc., 6.375%	23,754	$596,522
Bank of New York Mellon Corp. (The), 5.20%	25,825	598,107
Goldman Sachs Group, Inc. (The), Series I, 5.95%	29,700	715,473
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	62,587	1,499,585
State Street Corp., Series D, 5.90% to 3/15/24(3)	43,925	1,139,085

		$4,548,772

Consumer Finance — 1.3%
Capital One Financial Corp., Series B, 6.00%	104,898	$2,539,581
Discover Financial Services, Series B, 6.50%	89,391	2,286,845

		$4,826,426

Security	Shares	Value
Diversified Financial Services — 1.8%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(1)(3)	8.95	$1,002,464
KKR Financial Holdings, LLC, Series A, 7.375%	77,254	1,984,848
Morgan Stanley, Series G, 6.625%	89,683	2,268,532
RBS Capital Funding Trust VII, Series G, 6.08%	69,787	1,669,305

		$6,925,149

Electric Utilities — 2.3%
AES Gener SA, 8.375% to 6/18/19(3)(4)	1,242	$1,409,674
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	2,100	2,139,736
Entergy Arkansas, Inc., 6.45%	105,069	2,662,848
Entergy Louisiana, LLC, 6.95%	928	94,018
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	39,000	945,067
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	27,497	603,628
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	861	965,317

		$8,820,288

Food Products — 0.8%
Dairy Farmers of America, 7.875%(4)	22,100	$2,381,967
Ocean Spray Cranberries, Inc., 6.25%(4)	6,085	549,171

		$2,931,138

Insurance — 1.1%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	12,502	$311,050
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	15,200	407,360
Endurance Specialty Holdings, Ltd., Series B, 7.50%	31,675	831,468
Montpelier Re Holdings, Ltd., 8.875%	83,005	2,258,566
RenaissanceRe Holdings, Ltd., Series E, 5.375%	25,000	569,500

		$4,377,944

Machinery — 0.6%
Stanley Black & Decker, Inc., 5.75%	89,073	$2,200,326

		$2,200,326

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	34,745	$822,067

		$822,067

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	50,495	$1,368,541

		$1,368,541

Real Estate Investment Trusts (REITs) — 1.0%
American Realty Capital Properties, Inc., Series F, 6.70%	13,492	$313,689
Cedar Realty Trust, Inc., Series B, 7.25%	33,600	856,128
Chesapeake Lodging Trust, Series A, 7.75%	12,958	339,111
DDR Corp., Series J, 6.50%	65,000	1,636,050
Sunstone Hotel Investors, Inc., Series D, 8.00%	21,336	570,151
Taubman Centers, Inc., Series K, 6.25%	12,600	308,700

		$4,023,829

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(4)	430	$538,844

		$538,844

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	825	$792,000
EverBank Financial Corp., Series A, 6.75%	69,734	1,725,219

		$2,517,219

Total Preferred Stocks (identified cost $79,118,398)		$83,729,896

Corporate Bonds & Notes — 7.5%

Security	Principal Amount (000’s omitted)	Value
Banks — 2.4%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$400	$313,040
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	1,802	1,825,696
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	2,276	2,420,526
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	2,338	2,348,287
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	968	1,338,260
Regions Financial Corp., 7.375%, 12/10/37	95	120,343
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	1,000	805,000

		$9,171,152

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$420	$434,700

		$434,700

Diversified Financial Services — 1.0%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$1,219	$1,212,905
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	2,871	2,612,610

		$3,825,515

Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$1,427	$1,494,782

		$1,494,782

Electric Utilities — 1.4%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$1,960	$2,322,600
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	3,000	3,069,348

		$5,391,948

Insurance — 2.0%
Allstate Corp. (The), Series B, 5.75% to 8/15/23, 8/15/53(3)	$221	$238,128
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(1)(3)	1,059	1,703,666
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(1)(3)(4)	735	773,588
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	1,141	1,236,799
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	3,706	3,641,145

		$7,593,326

Pipelines — 0.2%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$978	$953,550
Energy Transfer Partners, LP, 3.243%, 11/1/66(5)	92	86,482

		$1,040,032

Total Corporate Bonds & Notes (identified cost $25,929,858)		$28,951,455

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Equity Funds — 0.4%
iShares U.S. Prefered Stock ETF	42,500	$1,680,025

		$1,680,025

Total Exchange-Traded Funds (identified cost $1,690,705)		$1,680,025

Total Investments — 130.7% (identified cost $432,959,190)		$501,989,215

Other Assets, Less Liabilities — (30.7)%		$(118,002,617)

Net Assets — 100.0%		$383,986,598

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $37,568,981 or 9.8% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	61.7%	$309,532,632
United Kingdom	7.6	37,939,176
France	6.3	31,410,130
Japan	4.4	22,148,104
Switzerland	3.4	17,174,434
Germany	2.5	12,381,430
Netherlands	2.5	12,367,872
Sweden	2.4	12,201,717
Italy	1.6	7,977,913
Ireland	1.4	7,098,258
Australia	1.4	6,991,452
Belgium	1.1	5,330,580
Spain	1.0	5,112,819
Bermuda	0.9	4,377,944
Norway	0.5	2,730,300
Brazil	0.4	2,138,736
Denmark	0.4	2,049,712
Cayman Islands	0.3	1,751,749
Hong Kong	0.2	1,274,257

Total Investments	100.0%	$501,989,215

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$432,785,809

Gross unrealized appreciation	$75,126,698
Gross unrealized depreciation	(5,923,292)

Net unrealized appreciation	$69,203,406

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$25,892,512	$22,033,640		$—	$47,926,152
Consumer Staples	17,267,543	19,845,289		—	37,112,832
Energy	31,311,451	7,889,874		—	39,201,325
Financials	50,701,515	38,978,079		—	89,679,594
Health Care	22,586,206	30,089,650		—	52,675,856
Industrials	29,006,927	11,643,248		—	40,650,175
Information Technology	28,786,142	6,982,907		—	35,769,049
Materials	19,745,432	3,776,722		—	23,522,154
Telecommunication Services	6,202,265	4,105,691		—	10,307,956
Utilities	6,744,093	4,038,653		—	10,782,746
Total Common Stocks	$238,244,086	$149,383,753	*	$—	$387,627,839
Preferred Stocks
Consumer Staples	$—	$2,931,138		$—	$2,931,138
Energy	—	1,368,541		—	1,368,541
Financials	25,059,497	41,989,195		—	67,048,692
Industrials	—	2,200,326		—	2,200,326
Telecommunication Services	—	538,844		—	538,844
Utilities	822,067	8,820,288		—	9,642,355
Total Preferred Stocks	$25,881,564	$57,848,332		$—	$83,729,896
Corporate Bonds & Notes	$—	$28,951,455		$—	$28,951,455
Exchange-Traded Funds	1,680,025	—		—	1,680,025
Total Investments	$265,805,675	$236,183,540		$—	$501,989,215

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014